Business segments - (Additional information) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	S/ 8,881,136	S/ 6,980,385	S/ 6,680,182
Assets	331,287	(199,227)	S/ (129,457)
PERU
Disclosure of operating segments [line items]
Revenue	8,851,175,000	6,568,484,000
Assets	82,508,015,000	84,391,264,000
PANAMA
Disclosure of operating segments [line items]
Revenue	29,961,000	411,901,000
Assets	S/ 4,974,617,000	S/ 5,562,645,000